Income Taxes (Deferred Income Taxes Liability Reflected In Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Deferred Tax Assets, Net of Valuation Allowance, Current		$ 118
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	296	939
Current deferred income tax liability	(128)	(3)
Deferred Tax Liabilities, Gross, Noncurrent	(1,829)
Deferred Tax Assets (Liability), Net, Total	$ (1,661)	$ 1,054